Accounts Receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts Receivable, net
Accounts receivable		¥ 42,711	¥ 38,875
Less: Allowance for doubtful accounts		(862)	(1,130)
Accounts receivable, net	$ 6,460	¥ 41,849	¥ 37,745